EQUITY (Details) - Schedule of dividends - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of dividends [Abstract]
Date of dividend	Dec. 31, 2020	Dec. 31, 2019
Amount of the dividend		$ 57,129
Number of shares among which the dividend is distributed	$ 606,407,693	$ 606,407,693
Dividend per share (in Dollars per share)		$ 0.0942